Debt, Finance Lease Obligations and Other Notes Payable - Maturities of Finance Lease Obligations (Details) $ in Thousands	Dec. 31, 2017 MXN ($)
Finance lease and operating lease by lessee
Minimum future lease payments	$ 7,748,287
Less: Amount representing interest	2,125,513
Present value of minimum future lease payments	5,622,774
2019
Finance lease and operating lease by lessee
Minimum future lease payments	910,797
2020
Finance lease and operating lease by lessee
Minimum future lease payments	919,007
2021
Finance lease and operating lease by lessee
Minimum future lease payments	762,952
2022
Finance lease and operating lease by lessee
Minimum future lease payments	736,144
Thereafter
Finance lease and operating lease by lessee
Minimum future lease payments	$ 3,417,931